Segment Reporting (Details) - Schedule of total assets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 18,003,906	$ 16,973,321
Online Education Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	17,277,372	16,642,417
Technological Development and Operation Service [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 726,534	$ 330,904